Taxation - Additional information (Details) - EUR (€) € in Millions			12 Months Ended
	Apr. 01, 2023	Nov. 10, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Taxation
Unused Tax Losses Available for Carryforward			€ 113,317	€ 117,550
Previously unrecognised deferred tax asset losses			16	708	€ 45
Unremitted earnings of subsidiaries for which no deferred tax liability has been recognised			26,371	8,599
Deferred tax liability			771	520
Losses for which no deferred tax is recognised			34,276	37,424
Deferred tax assets			19,316	19,089
Deferred tax income			€ (425)	217	€ 2,995
Vodafone Egypt [Member]
Taxation
Proportion of ownership interest in subsidiary		55.00%	35.82%
Tax losses on tax deductible impairments following the 2017 Luxembourg tax reform
Taxation
Additional tax losses disposal of investments			€ 2,608
Not later than sixty years
Taxation
Previously unrecognised deferred tax asset losses				699
Luxembourg
Taxation
Unused Tax Losses Available for Carryforward			65,232	65,348
Unused tax losses expired for which no deferred tax asset recognized			15,925	13,298
Losses for which no deferred tax is recognised			€ 9,136	9,136
Tax loss carryforward expiration period			17 years
Cash flow projection period to determine recoverable tax losses			5 years
Longest period of recoverability for which tax losses are recognized					60 years
Luxembourg | Tax losses
Taxation
Deferred tax assets			€ 16,269	16,298
Luxembourg | Tax losses on tax deductible impairments following the 2017 Luxembourg tax reform
Taxation
Deferred tax assets			€ 0
Extension of forecast utilisation timeframe in periods where tax losses are not utilised			1 year
Luxembourg | Not later than 10 years
Taxation
Deferred tax assets			€ 4,518	3,546
Luxembourg | Not later than 20 years
Taxation
Losses for which no deferred tax is recognised				6,953
Deferred tax assets			8,742
Germany
Taxation
Unused Tax Losses Available for Carryforward			12,932	13,955
Germany | Tax losses
Taxation
Deferred tax assets			2,021	2,170
Spain
Taxation
Losses for which no deferred tax is recognised			5,130	4,627
Spain | Tax losses
Taxation
Deferred tax assets			0
UK
Taxation
Tax losses arising from subsidiaries for offset against future capital gains			2,377	8,444
UK | Tax losses that can only be offset against future capital gains
Taxation
Deferred tax assets			0
UK | Treasury items and other items
Taxation
Deductible temporary differences for which no deferred tax asset is recognised			2,443	2,365
Italy
Taxation
Deferred tax assets			€ 425	411
Cash flow projection period to determine recoverable tax losses			5 years
Italy | Tax losses
Taxation
Deferred tax assets			€ 152	€ 71
Minimum [Member] | Luxembourg
Taxation
Utilisation period of tax losses (in years)			35 years
Percentage of change in forecast income (as a percent)			5.00%
Change in tax losses utilisation period (in years)			2 years
Impairment loss expiration period			11 years
Minimum [Member] | Luxembourg | Internal financing, centralised procurement, and international roaming activities
Taxation
Annual taxable profit consistently generated			€ 1,000
Minimum [Member] | Germany
Taxation
Utilisation period of tax losses (in years)			4 years
Percentage of change in forecast income (as a percent)			5.00%
Change in tax losses utilisation period (in years)			1 year
Maximum [Member] | Luxembourg
Taxation
Utilisation period of tax losses (in years)			39 years
Percentage of change in forecast income (as a percent)			10.00%
Change in tax losses utilisation period (in years)			4 years
Impairment loss expiration period			17 years
Maximum [Member] | Germany
Taxation
Utilisation period of tax losses (in years)			9 years
Percentage of change in forecast income (as a percent)			10.00%
Forecast | UK
Taxation
Corporate tax rate (as a percent)	25.00%